RESTATEMENT (Details Narrative) - USD ($)	1 Months Ended
	Sep. 22, 2023	Mar. 20, 2023	Dec. 31, 2023
RESTATEMENT
Restricted shares issued for acquisition, value		$ 875,000
Assets reevaluated			$ 0
Restricted shares issued for acquisition		5,000,000
Chief Executive Officer [Member]
RESTATEMENT
Restricted shares issued for acquisition, value	$ 2,928,000
Restricted shares issued for acquisition	24,000,000